VARIABLE INTEREST ENTITY (Tables)	12 Months Ended
Dec. 31, 2012
VARIABLE INTEREST ENTITY [Abstract]
Schedule of Variable Interest Entities Financial Information

The VIE is principally engaged in leasing all its assets for use in the Group's operations. Significant assets, liabilities, revenues, operating costs and expenses and net income of the VIE are as follows:

	Year ended December 31,
	2011	2012
Cash	$1,006,246	$189,312
Property, plant and equipment	$170,199,299	$162,396,825
Prepaid land use rights	$6,703,454	$6,632,643
Total Assets	$193,774,946	$173,450,176
Long-term borrowings, including current portion	$52,334,370	$33,700,800
Total Liabilities	$52,926,950	$34,678,046

	Year ended December 31,
	2010	2011	2012
Revenues	$16,637,925	$16,852,928	$10,743,336
Operating costs and expenses	$16,043,237	$15,262,768	$14,451,810
Net income (loss)	$594,688	$1,590,160	$(3,708,474)